Nature of Expenses	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Nature of Expenses
Note 4	Nature of Expenses

Accounting Policies

Cost of goods sold is costs primarily incurred at, and charged to, an active producing facility.

The primary components of selling and administrative expenses are compensation, other employee benefits, supplies, communications, travel, professional services and depreciation and amortization.

$258

Increase in

impairment

from 2016

(unaudited)

Supporting Information

Expenses by nature were comprised of:

	Cost of Goods Sold			Other			Total
	2017	2016	2015	2017	2016 [3]	2015 [3]	2017	2016 [3]	2015 [3]
Depreciation and amortization	$655	$652	$652	$37	$43	$33	$692	$695	$685
Employee costs [1]	563	575	566	113	93	90	676	668	656
Energy and fuel	389	358	452	–	–	–	389	358	452
Freight	–	–	–	372	367	345	372	367	345
Impairment of property, plant and equipment (Note 13)	305	47	–	–	–	–	305	47	–
Raw materials [2]
Natural gas – feedstock	260	250	359	–	–	–	260	250	359
Sulfur	143	151	236	–	–	–	143	151	236
Ammonia	103	92	114		–	–	103	92	114
Natural gas hedge loss	55	77	89	–	–	–	55	77	89
Reagents	77	76	87	–	–	–	77	76	87
Other raw materials	107	110	131	–	–	–	107	110	131
Contract services	255	256	305	–	–	–	255	256	305
Supplies	238	258	289	–	–	–	238	258	289
Railcar and vessel costs	–	–	–	102	106	86	102	106	86
Transaction costs	–	–	–	84	18	–	84	18	–
Off-site warehouse costs	–	–	–	47	47	47	47	47	47
Property and other taxes	40	39	38	–	–	–	40	39	38
Royalties	39	38	69	–	–	–	39	38	69
Products purchased for resale	18	1	58	–	–	–	18	1	58
Other	88	111	77	97	108	93	185	219	170

Total	$3,335	$3,091	$3,522	$852	$782	$694	$4,187	$3,873	$4,216

Expenses included in:
Freight, transportation and distribution							$537	$535	$488
Cost of goods sold							3,335	3,091	3,522
Selling and administrative expenses							214	212	239
Transaction costs							84	18	–
Other expenses (income)							17	17	(33)

[1] Includes employee benefits and share-based compensation.

[2] Includes inbound freight, purchasing and receiving costs.

[3] Certain amounts have been reclassified for presentation purposes as described in Note 33.